INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity method	$ 520	$ 523
Cost method	3	3
Total	$ 523	$ 526